Income tax - Additional information (Details) - RUB (₽) ₽ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes
Accumulated unremitted earnings not intended to be distributed			₽ 11,024	₽ 8,075
Tax payable to distribute unremitted earnings not intended to be distributed			551	403
Unrecognised deferred tax asset on tax loss carry forward			₽ 57	₽ 83	₽ 102
Cyprus
Disclosure of income taxes
Corporate income tax rate			12.50%
Cyprus | Forecast
Disclosure of income taxes
Corporate income tax rate		15.00%
Russia
Disclosure of income taxes
Corporate income tax rate			20.00%
Tax rate on income received from government bonds			15.00%
Withholding tax rate on payment of dividends	15.00%
Reduced withholding tax rate on payment of dividends	5.00%
Russia | Minimum
Disclosure of income taxes
Reduced withholding tax rate on payment of dividends	0.00%
Russia | Maximum
Disclosure of income taxes
Reduced withholding tax rate on payment of dividends	5.00%
Kazakhstan
Disclosure of income taxes
Corporate income tax rate			20.00%